Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	£ (190,333)	£ (167,182)	£ (223,500)
Recognized in revenue during the period	82,929	99,527	125,635
Cash received/amounts invoiced during the period	(43,815)	(122,678)	(69,317)
Contract liabilities - deferred revenue at end of period	(151,219)	(190,333)	(167,182)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of period	45,966	78,098	39,532
Recognized in revenue during the period	64,354	44,249	74,877
Cash received/amounts invoiced during the period	(44,525)	(76,381)	(36,311)
Contract assets - accrued revenue at end of period	65,795	45,966	78,098
Contract liabilities - deferred revenue at beginning of period	(171,574)	(143,577)	(190,146)
Recognized in revenue during the period	82,929	99,527	125,635
Cash received/amounts invoiced during the period	(43,815)	(122,678)	(69,317)
Reclassified to current during the period	(4,987)	(4,846)	(9,749)
Contract liabilities - deferred revenue at end of period	(137,447)	(171,574)	(143,577)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	(18,759)	(23,605)	(33,354)
Reclassified to current during the period	4,987	4,846	9,749
Contract liabilities - deferred revenue at end of period	£ (13,772)	£ (18,759)	£ (23,605)